UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	October 25, 2001


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $61,246


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion    Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
AES Corp.                      Common   00130h105     242     18900    x                       6220          12680
AOL Time Warner                Common   00184A105     541     16360    x                       5780          10580
Amer. Home Products            Common   026609107     302      5190    x                        640           4550
Anadarko Petroleum             Common   032511107    2031     42250    x                      17630          24620
BP Amoco PLC Sponsored ADR     Common   110889409     269      5479    x                                      5479
Baxter International           Common   071813109    4053     73640    x                      29840          43800
Boeing                         Common   097023105    1501     44830    x                      17920          26910
Bristol Myers                  Common   110122108    2832     50983    x                      18420          32563
Cisco Systems                  Common   17275r102     470     38620    x                      13530          25090
Coach                          Common   189754104     297     11221    x                       6214           5007
Duke Energy                    Common   264399106    2653     70100    x                      27460          42640
EMC Corporation                Common   268648102     446     37965    x                      12820          25145
Electronic Data Systems        Common   285661104    3024     52530    x                      21920          30610
Exxon-Mobil                    Common   30231G102    3001     76168    x                      31050          45118
General Electric               Common   369604103     316      8500    x                       1500           7000
GlaxoSmithKline                Common   37733w105    3241     57756    x                      23283          34473
Goodrich Corp.                 Common   382388106    1671     85770    x                      33870          51900
Herman Miller                  Common   600544100    2361    121280    x                      48620          72660
Intel Corp.                    Common   458140100     856     41860    x                      17860          24000
Johnson & Johnson              Common   478160104     349      6300    x                                      6300
Jones Apparel                  Common   480074103    2261     88720    x                      36380          52340
KLA-Tencor                     Common   482480100    1897     60060    x                      25950          34110
Kroger                         Common   501044101    3272    132785    x                      54615          78170
Lowes Companies                Common   548661107     655     20700    x                       6820          13880
MGM Mirage                     Common   552953101    2232     99280    x                      39830          59450
Mellon Financial               Common   58551A108    2323     71860    x                      28660          43200
Nokia Corp.                    Common   654902204     616     39350    x                      13800          25550
Pepsico                        Common   713448108     905     18660    x                       6290          12370
Pfizer                         Common   717081103     757     18875    x                       6570          12305
Procter & Gamble               Common   742718109     263      3610    x                        500           3110
Schlumberger Ltd.              Common   806857108     556     12170    x                       5750           6420
Scientific-Atlanta, Inc.       Common   808655104    1763    100740    x                      39870          60870
Sun Microsystems               Common   866810104    1699    205490    x                      83840         121650
Symantec                       Common   871503108    2343     67580    x                      28260          39320
U.S. Bancorp                   Common   902973304    2490    112261    x                      46480          65781
Univision Communications       Common   914906102     362     15790    x                       7640           8150
Verizon Communications         Common   92343v104    2737     50580    x                      18260          32320
Washington Mutual              Common   939322103    3451     89670    x                      37350          52320
Fifth Third Bancorp            Common   316773100     208      3391    x                                      3391